Leases - Supplementary Information Regarding Lease Accounting (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Lease Cost:
Operating lease cost	$ 13
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	$ 19
Weighted-average remaining lease term	18 months
Weighted-average discount rate	13.00%